Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Anti-dilutive Securities - 10Q (Details) - shares	2 Months Ended				3 Months Ended	12 Months Ended
	Jun. 03, 2025		Jun. 03, 2024		Jun. 30, 2024	Mar. 31, 2025		Mar. 31, 2024
Antidilutive securities (in shares)	1,986,098		279,070		279,070	1,981,098		162,767
Warrant [Member]
Antidilutive securities (in shares)	87,531		4,334		4,334	87,531		4,334
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	0	[1]	33,250	[1]	33,250	0	[1]	33,250	[1]
Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)	25,003		25,003		25,003	25,003		25,003
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	248,483		216,483		216,483	243,483		100,180
Series A Warrants [Member]
Antidilutive securities (in shares)	1,533,096		0			1,533,096		0
Representative's Warrants [Member]
Antidilutive securities (in shares)	91,985		0			91,985		0

[1]	Shares for the convertible note proceeds received